EMPLOYEE BENEFIT EXPENSE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT EXPENSE
Salaries and bonuses	¥ 5,563,500	¥ 5,327,833	¥ 4,942,843
Housing fund	558,392	532,842	488,901
Staff welfare and other expenses	2,435,282	1,955,447	2,037,041
Employment expense in relation to early retirement schemes (Note 21)	269,895	53,339	210,428
Employment expenses in relation to termination benefits	51,715	7,990	98,479
Total employee benefits expenses	¥ 8,878,784	¥ 7,877,451	¥ 7,777,692